Employee Benefit Plans - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Defined Contribution Plan, Percentage of Monthly Employers Contribution under Israel's Severance Pay Law	8.33%